Other disclosures - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Disclosures [Abstract]
Gross amount of other items offset in the balance sheet	€ 632	€ 811	€ 910
Assets subject to netting and collateral arrangements on balance sheet	192,621	176,198	151,044
Liabilities subject to netting and collateral arrangements on balance sheet	€ 220,296	€ 209,121	€ 180,539